REVENUE FROM CONTRACTS WITH CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2018
REVENUE FROM CONTRACTS WITH CUSTOMERS [Abstract]
Disaggregation of Revenue Sources by Attribute
Disaggregation of our revenue sources by attribute for the year ending December 31, 2018 follows:

	Service Charges on Deposit Accounts	Other Deposit Related Income	Interchange Income	Investment and Insurance Commissions	Total
	(In thousands)
Retail
Overdraft fees	$8,285				$8,285
Account service charges	2,145				2,145
ATM fees		$1,423			1,423
Other		941			941
Business
Overdraft fees	1,567				1,567
Account service charges	261				261
ATM fees		34			34
Other		594			594
Interchange income			$9,905		9,905
Asset management revenue				$1,100	1,100
Transaction based revenue				871	871

Total	$12,258	$2,992	$9,905	$1,971	$27,126

Reconciliation to Consolidated Statement of Operations:
Non-interest income - other:
Other deposit related income					$2,992
Investment and insurance commissions					1,971
Bank owned life insurance					970
Other					2,827
Total					$8,760